BNY Mellon New York AMT-Free Municipal Bond Fund
BNY Mellon New York AMT-Free Municipal Bond Fund
August 30, 2019 BNY MELLON NEW YORK AMT-FREE MUNICIPAL BOND FUND Supplement to Summary and Statutory Prospectuses Dated March 29, 2019
The following information supersedes the information contained in “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon New York AMT-Free Municipal Bond Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon New York AMT-Free Municipal Bond Fund		Class A	Class C	Class I	Class Y
Management fees		0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%
Miscellaneous other expenses		0.18%	0.18%	0.17%	0.16%
Total other expenses		0.43%	0.43%	0.17%	0.16%
Total annual fund operating expenses		0.98%	1.73%	0.72%	0.71%
Fee waiver and/or expense reimbursement	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses (after fee waiver and/or expenses reimbursement)		0.88%	1.63%	0.62%	0.61%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fees in the amount of .10% of the value of the fund's average daily net assets until August 30, 2020. On or after August 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, restated to reflect the current expense limitation agreement by BNY Mellon Investment Adviser, Inc.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon New York AMT-Free Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	536	739	958	1,589
Class C	266	535	929	2,033
Class I	63	220	391	885
Class Y	62	217	385	873

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - BNY Mellon New York AMT-Free Municipal Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	536	739	958	1,589
Class C	166	535	929	2,033
Class I	63	220	391	885
Class Y	62	217	385	873